2013 Private Placement - Series B Offering (Details Narrative)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Notes to Financial Statements
Gross proceeds	$ 4,155,080
Sale of shares of Series B Preferred stock | shares	5,725,821
Warrants issued to investors, per Preferred share	1.331
Warrant price per share | $ / shares	$ 0.83
Cash payments	$ 602,500
Equity securities | shares	470,000
Fair value of equity securities	$ 3,495,384
Deferred compensation expense forgiven	35,000
Employee bonus' payment	22,196
Net proceeds	520,966
Notes payable exchanged	$ 275,000
Stock issued in exchange for note forgiveness | shares	378,125
Beneficial conversion feature	$ 27,500
Cash fees	$ 25,800
Placement agent warrants | shares	53,656
Placement agent warrants, price per share | $ / shares	$ 0.83
Fair value of placement agent warrants	$ 23,608
Gross proceeds allocated	4,457,580
Full fair value of warrants	2,224,778
Dividend on beneficial conversion feature	$ 1,368,272